Master Trust - Summary of Master Trust Investments Measured at Fair Value (Details) - SIP - Master Trust - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Master Trust [Line Items]
Investments, at fair value	$ 21,737,110	$ 17,558,746
Measured at NAV
EBP, Master Trust [Line Items]
Investments, at fair value	10,071,355	8,473,155
Common Collective Trusts, Stocks | Measured at NAV
EBP, Master Trust [Line Items]
Investments, at fair value	8,052,916	6,770,665
Unfunded Commitments	0	0
Common Collective Trusts, Short-Term Investments | Measured at NAV
EBP, Master Trust [Line Items]
Investments, at fair value	856,792	776,283
Unfunded Commitments	0	0
Common Collective Trusts, U.S. Government Securities | Measured at NAV
EBP, Master Trust [Line Items]
Investments, at fair value	1,061,721	926,207
Unfunded Commitments	0	$ 0
Common Collective Trusts, Core Fixed Income Bonds | Measured at NAV
EBP, Master Trust [Line Items]
Investments, at fair value	99,926
Unfunded Commitments	$ 0